Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 460	$ 156